AEGON/TRANSAMERICA SERIES FUND, INC.

Supplement dated March 31, 2005 to Prospectus dated May 1, 2004, as previously supplemented

The following supplements, amends and replaces the information about Transamerica Balanced found under the section entitled “Management – Portfolio Managers” on page TB-4 of the Prospectus:

Gary U. Rollé, CFA, President, Chief Investment Officer and Portfolio Manager at Transamerica Investment Management, LLC, is the Lead Equity Manager of the portfolio. He joined Transamerica in 1967. He also manages sub-advised funds and institutional separate accounts in the growth discipline. Mr. Rollé holds a B.S. in chemistry and economics from the University of California at Riverside.

Heidi Y. Hu, CFA, Senior Vice President and Head of Fixed Income Investments at Transamerica, is the Lead Fixed Income Manager of the portfolio. She also manages sub-advised funds and institutional separate accounts in the balanced and fixed income disciplines. Prior to joining Transamerica in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.A. in economics from Lewis & Clark College.

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The following supplements, amends and replaces the information about Transamerica Equity found under the section entitled “Management– Portfolio Managers” on page TE-3 of the Prospectus:

Edward S. Han is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. He joined Transamerica in 1998. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in economics from the University of California at Irvine.

Kirk J. Kim is a Portfolio Manager at Transamerica Investment Management, LLC. He joined Transamerica in 1997. Prior to joining Transamerica, he worked as a securities analyst for Franklin Templeton Group. Mr. Kim holds a B.S. in finance from the University of Southern California.

Gary U. Rollé, CFA, is President, Chief Investment Officer and Portfolio Manager at Transamerica Investment Management, LLC. He joined Transamerica in 1967. He manages sub-advised funds and institutional separate accounts in the growth discipline. Mr. Rollé holds a B. S. in chemistry and economics from the University of California at Riverside.

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The following supplements, amends and replaces the information about Transamerica Growth Opportunities found under the section entitled “Management – Portfolio Managers” on page TGO-3 of the Prospectus:

Edward S. Han is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. He joined Transamerica in 1998. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in economics from the University of California at Irvine.

Kirk J. Kim is a Portfolio Manager at Transamerica Investment Management, LLC. He joined Transamerica in 1997. Prior to joining Transamerica, he worked as a securities analyst for Franklin Templeton Group. Mr. Kim holds a B.S. in finance from the University of Southern California.

Investors should retain this Supplement for future reference.

AEGON/TRANSAMERICA SERIES FUND, INC.

TRANSAMERICA EQUITY II (the “Fund”)

Supplement dated March 31, 2005 to Prospectus dated May 1, 2004

The following supplements, amends and replaces the information about the Fund found under the section entitled “Management – Portfolio Managers” on page TEII - 2 of the Prospectus:

Gary U. Rollé, CFA, is President, Chief Investment Officer and Portfolio Manager at Transamerica Investment Management, LLC. He joined Transamerica in 1967. He also manages sub-advised funds and institutional separate accounts in the growth discipline. Mr. Rollé holds a B.S. in chemistry and economics from the University of California at Riverside.

Investors should retain this Supplement for future reference.